Cash and cash equivalents and Restricted cash (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash on hand	$ 6	$ 46
Cash at banks	2,703	0
Total	$ 2,709	$ 46	$ 1,588	$ 2,756